CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2017
CAPITAL COMMITMENTS [Abstract]
CAPITAL COMMITMENTS

30.	CAPITAL COMMITMENTS

FLNG conversions

We entered into agreements for the conversion of the Hilli, the Gimi and the Gandria into FLNGs in May 2014, December 2014, and July 2015, respectively, with Keppel and Black & Veatch. As at December 31, 2017, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2018	146,782

As we have not lodged our final notice to proceed on the Gimi and the Gandria conversion contracts, we have excluded the Gimi and the Gandria capital commitments in the above table. If we decide to lodge our final notices to proceed, the total estimated conversion, vessel and site commissioning cost for the conversion of the Gimi and the Gandria, including contingency, is approximately $1.2 billion and $1.5 billion, respectively. If we do not issue our final notice to proceed for the Gimi conversion, we would have to pay a minimum of $20.0 million in termination fees.